                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/07
                                               -------

Check here if Amendment [_]; Amendment Number: _____
This Amendment (Check only one):    [_] is a restatement
                                    [_] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    M. Safra & Co., Inc.
         ---------------------------
Address: 499 Park Avenue, 11th floor
         New York, NY 10022

Form 13F File Number: 28-12164
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frank S. Bonanno
Title: Chief Financial Officer
Phone: 212-755-8555

Signature, Place, and Date of Signing:

/s/ Frank S. Bonanno        New York, NY         November 14, 2007
---------------------       --------------       -----------------
[Signature]                 [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:      0
                                        -----------
Form 13F Information Table Entry Total: 66
                                        -----------
Form 13F Information Table Value Total: $484,561.87
                                        -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NONE

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
                                               Market Value                                                 Voting Authority
                           Title of              (x$1000)   Share / Prn Share / Put / Investment  Other   ---------------------
Name of Issuer              Class      Cusip      (USD)       Amount      Prn   Call  Discretion Managers   Sole    Shared None
--------------            ---------- --------- ------------ ----------- ------- ----- ---------- -------- --------- ------ ----
3M CO                        COM     88579Y101   2,994.56       32,000    SH             SOLE                32,000
ALCAN INC                    COM     013716105   4,203.36       42,000    SH             SOLE                42,000
AMERICAN STANDARD COS INC    COM     029712106   2,760.55       77,500    SH             SOLE                77,500
ARCELOR MITTAL                NY
                           REGISTRY
                              SH     03937E101   4,701.60       60,000    SH             SOLE                60,000
AUDIBLE INC                  COM     05069A302     260.00       20,000    SH             SOLE                20,000
AVAYA INC                    COM     053499109   3,018.88      178,000    SH             SOLE               178,000
BANCO BRADESCO S A        SP ADR PFD 059460303   5,959.17      202,900    SH             SOLE               202,900
BAUSCH & LOMB INC            COM     071707103   2,048.00       32,000    SH             SOLE                32,000
BEAR STEARNS COMPANIES
  INC                        COM     073902108   5,575.57       45,400    SH             SOLE                45,400
BOEING CO                    COM     097023105  21,207.98      202,000    SH             SOLE               202,000
BOEING CO                    CALL    097023905   5,673.90      259,500    SH    CALL     SOLE               259,500
C.H. ROBINSON WORLDWIDE
  INC                      COM NEW   12541W209   6,900.26      127,100    SH             SOLE               127,100
CABLEVISION SYSTEMS NY     CL A NY
                            CABLVS   12686C109  17,504.94      501,000    SH             SOLE               501,000
CEMEX SAB DE CV            SPON ADR  151290889   3,291.20      110,000    SH             SOLE               110,000
CENTEX CORP                  COM     152312104     778.50       29,300    SH             SOLE                29,300
CHECKFREE CORP               COM     162813109   2,047.76       44,000    SH             SOLE                44,000
CITIGROUP INC                COM     172967101   2,501.51       53,600    SH             SOLE                53,600
COMCAST CORP NEW             CL A    20030N101  16,926.00      700,000    SH             SOLE               700,000
COOPER INDUSTRIES LTD        CL A    G24182100   5,834.48      114,200    SH             SOLE               114,200
CROCS INC                    COM     227046109  20,175.00      300,000    SH             SOLE               300,000
DEERE & CO                   COM     244199105  10,389.40       70,000    SH             SOLE                70,000
DELTA AIRLINES INC           COM     247361702   4,272.10      238,000    SH             SOLE               238,000
DICE HOLDINGS INC            COM     253017107   2,570.00      250,000    SH             SOLE               250,000
DOMTAR CORP                  COM     257559104   8,563.26    1,044,300    SH             SOLE             1,044,300
DOW JONES & CO INC           CALL    260561905     182.40       38,000    SH    CALL     SOLE                38,000
D R HORTON INC               COM     23331A109     796.78       62,200    SH             SOLE                62,200
EATON CORP                   COM     278058102   5,942.40       60,000    SH             SOLE                60,000
EDWARDS (AG) INC             COM     281760108     594.63        7,100    SH             SOLE                 7,100
EQUINIX INC                  COM     29444U502  26,607.00      300,000    SH             SOLE               300,000
FLORIDA ROCK INDUSTRIES
  INC                        COM     341140101   4,343.06       69,500    SH             SOLE                69,500
GARTNER INC                  COM     366651107  12,230.00      500,000    SH             SOLE               500,000
GENERAL ELECTRIC COMPANY     COM     369604103  31,894.56      770,400    SH             SOLE               770,400
GOL LINHAS AEREAS INTLG   SP ADR REP
  S A                        PFD     38045R107   3,168.00      132,000    SH             SOLE               132,000
GOLDEN TELECOM INC           COM     38122G107   4,024.50       50,000    SH             SOLE                50,000
GOLDMAN SACHS GROUP INC      COM     38141G104   3,012.69       13,900    SH             SOLE                13,900
GOOGLE INC                   CL A    38259P508   5,672.70       10,000    SH             SOLE                10,000
GSI COMMERCE INC             COM     36238G102   2,912.70      109,500    SH             SOLE               109,500
HAYNES INTERNATIONAL INC     COM     420877201   4,550.22       53,300    SH             SOLE                53,300
HOVNANIAN ENTERPRISES        CL A    442487203     883.87       79,700    SH             SOLE                79,700
HUNTSMAN CORP                COM     447011107   2,225.16       84,000    SH             SOLE                84,000
IHS INC                      CL A    451734107  32,481.75      575,000    SH             SOLE               575,000
JP MORGAN CHASE CO           COM     46625H100   2,552.17       55,700    SH             SOLE                55,700
KB HOME                      COM     48666K109     842.02       33,600    SH             SOLE                33,600
LEHMAN BROTHERS HOLDING
  CORP                       COM     524908100   5,598.91       90,700    SH             SOLE                90,700
LENNAR CORP                  CL A    526057104     772.37       34,100    SH             SOLE                34,100
MICROSOFT CORP               CALL    594918904   1,072.00      800,000    SH    CALL     SOLE               800,000
MITSUBISHI UFJ FINL GRP   SPONSORED
                             ADR     606822104   2,587.80      285,000    SH             SOLE               285,000
MORGAN STANLEY INC           COM     617446448   2,494.80       39,600    SH             SOLE                39,600
NEUSTAR INC                  CL A    64126X201  30,861.00      900,000    SH             SOLE               900,000
NEWCASTLE INVESTMENT CORP    COM     65105M108     528.60       30,000    SH             SOLE                30,000
NUCOR CORP                   COM     670346105   7,552.69      127,000    SH             SOLE               127,000
PALM INC                     CALL    696643905     105.15      282,300    SH    CALL     SOLE               282,300
PALM INC                     PUT     696643955   1,195.46      300,000    SH    PUT      SOLE               300,000
PRAXAIR INC                  COM     74005P104   6,072.60       72,500    SH             SOLE                72,500
PULTE HOMES INC EQUITY       COM     745867101     734.94       54,000    SH             SOLE                54,000
QUALCOMM INC                 COM     747525103  25,356.00      600,000    SH             SOLE               600,000
RESEARCH IN MOTION           COM     760975102  26,608.50      270,000    SH             SOLE               270,000
SAVVIS INC                   COM     805423308  23,285.94      600,000    SH             SOLE               600,000
SPRINT NEXTEL CORP         COM FON   852061100   1,900.00      100,000    SH             SOLE               100,000
TAM SA - SPONSORED ADR    SP ADR REP
                             PFD     87484D103   4,384.00      160,000    SH             SOLE               160,000
TOLL BROTHERS INC            COM     889478103     897.55       44,900    SH             SOLE                44,900
TRIBUNE CO                   COM     896047107   6,358.62      232,746    SH             SOLE               232,746
UNITED PARCEL SERVICE        CL B    911312106   2,102.80       28,000    SH             SOLE                28,000
WASHINGTON MUTUAL INC        COM     939322103   2,047.98       58,000    SH             SOLE                58,000
XM SATELLITE RADIO
  HOLDINGS INC               CL A    983759101   7,535.61      531,800    SH             SOLE               531,800
YAHOO INC                    COM     984332106  19,433.97      724,000    SH             SOLE               724,000